DEBT	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
DEBT
 DEBT

	Weighted Average
December 31,	Interest Rate	Maturity	2018	2017
(millions of Canadian dollars)
Enbridge Inc.
United States dollar term notes[1]	4.1%	2022-2046	6,419	5,889
Medium-term notes[2]	4.3%	2019-2064	7,323	5,698
Fixed-to-floating subordinated term notes[3,4]	5.9%	2077-2078	6,771	3,843
Floating rate notes[5]		2019-2020	2,389	2,254
Commercial paper and credit facility draws[6]	2.2%	2019-2023	1,999	2,729
Other[7]			—	3
Enbridge (U.S.) Inc.
Commercial paper and credit facility draws[8]	3.5%	2020	1,065	490
Enbridge Energy Partners, L.P.
Senior notes[9]	6.2%	2019-2045	6,214	6,328
Junior subordinated notes[10]		2067	546	501
Commercial paper and credit facility draws[11]	3.3%	2022	1,044	1,820
Enbridge Gas Distribution Inc.
Medium-term notes	4.5%	2020-2050	3,695	3,695
Debentures	9.9%	2024	85	85
Commercial paper and credit facility draws	2.3%	2020	750	960
Enbridge Income Fund
Medium-term notes[2]			—	1,750
Commercial paper and credit facility draws			—	755
Enbridge Pipelines (Southern Lights) L.L.C.
Senior notes[12]	4.0%	2040	1,257	1,207
Enbridge Pipelines Inc.
Medium-term notes[13]	4.3%	2019-2046	4,225	4,525
Debentures	8.2%	2024	200	200
Commercial paper and credit facility draws[14]	2.4%	2020	2,200	1,438
Other[7]			4	4
Enbridge Southern Lights LP
Senior notes	4.0%	2040	289	315
Midcoast Energy Partners, L.P.
Senior notes[15]			—	501
Spectra Energy Capital[16]
Senior notes[17]	7.1%	2032-2038	236	1,665
Spectra Energy Partners, LP16
Senior secured notes[18]	6.1%	2020	150	138
Senior notes[19]	4.3%	2020-2048	8,249	7,192
Floating rate notes[20]		2020	546	501
Commercial paper and credit facility draws[21]	3.2%	2022	2,065	2,824
Union Gas Limited[16]
Medium-term notes	4.1%	2021-2047	3,290	3,490
Senior debentures			—	75
Debentures	8.7%	2025	125	250
Commercial paper and credit facility draws	2.3%	2021	275	485
Westcoast Energy Inc.[16]
Senior secured notes	6.2%	2019	33	66
Medium-term notes	4.7%	2019-2041	2,175	2,177
Debentures	8.6%	2020-2026	375	525
Fair value adjustment - Spectra Energy acquisition			964	1,114
Other[22]			(348)	(312)
Total debt			64,610	65,180
Current maturities			(3,259)	(2,871)
Short-term borrowings[23]			(1,024)	(1,444)
Long-term debt			60,327	60,865

1	2018 - US$4,700 million; 2017 - US$4,700 million.

2
On December 21, 2018, Enbridge and Enbridge Income Fund (the Fund) completed a transaction to exchange certain series of the Fund's outstanding medium-term notes (Legacy Fund Notes) for an equal principal amount of newly issued medium term notes of Enbridge, having financial terms that are the same as the financial terms of the Fund Notes. See Debt Exchange discussion below.

3
2018 - $2,400 million and US$3,200 million; 2017 - $1,650 million and US$1,750 million. For the initial 10 years, the notes carry a fixed interest rate. Subsequently, the interest rate will be floating and set to equal the three-month Bankers' Acceptance Rate or London Interbank Offered Rate (LIBOR) plus a margin.

4	The notes would be converted automatically into Conversion Preference Shares in the event of bankruptcy and related events.

5
2018 - $750 million and US$1,200 million; 2017 - $750 million and US$1,200 million. Carries an interest rate equal to the three-month Bankers' Acceptance Rate plus a margin of 59 basis points or LIBOR plus a margin of 40 or 70 basis points.

6	2018 - $1,906 million and US$69 million; 2017 - $1,593 million and US$907 million.

7	Primarily capital lease obligations.

8	2018 - US$780 million; 2017 - US$391 million.

9	2018 - US$4,550 million; 2017 - US$5,050 million.

10	2018 - US$400 million; 2017 - US$400 million. Carries an interest rate equal to the three-month LIBOR plus a margin of 379.75 basis points.

11	2018 - US$764 million; 2017 - US$1,453 million.

12	2018 - US$920 million; 2017 - US$963 million.

13	Included in medium-term notes is $100 million with a maturity date of 2112.

14	2018 - $1,905 million and US$216 million; 2017 - $1,080 million and US$286 million.

15	2017 - US$400 million.

16	Debt acquired in conjunction with the Merger Transaction (Note 8).

17	2018 - US$173 million; 2017 - US$1,329 million.

18	2018 - US$110 million; 2017 - US$110 million.

19	2018 - US$6,040 million; 2017 - US$5,740 million.

20	2018 - US$400 million; 2017 - US$400 million. Carries an interest rate equal to the three-month LIBOR plus a margin of 70 basis points.

21	2018 - US$1,512 million; 2017 - US$2,254 million.

22	Primarily debt discount and debt issue costs.

23	Weighted average interest rate - 2.3%; 2017 - 1.4%.

SECURED DEBT
Senior secured notes, totaling $183 million as at December 31, 2018, includes project financings for M&N Canada and Express-Platte System. Ownership interests in M&N Canada and certain of its accounts, revenues, business contracts and other assets are pledged as collateral. Express-Platte System notes payable are secured by the assignment of the Express-Platte System transportation receivables and by the Canadian portion of the Express-Platte pipeline system assets.

CREDIT FACILITIES
The following table provides details of our committed credit facilities at December 31, 2018:

		2018
		Total
December 31,	Maturity	Facilities	Draws[1]	Available
(millions of Canadian dollars)
Enbridge Inc.	2019-2023	5,751	2,008	3,743
Enbridge (U.S.) Inc.	2020	1,932	1,065	867
Enbridge Energy Partners, L.P.[2]	2022	2,493	1,044	1,449
Enbridge Gas Distribution Inc.	2019-2020	1,018	760	258
Enbridge Pipelines Inc.	2020	3,000	2,200	800
Spectra Energy Partners, LP3,4	2022	3,414	2,065	1,349
Union Gas Limited[4]	2021	700	275	425
Total committed credit facilities		18,308	9,417	8,891

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

2	Includes $253 million (US$185 million) of facilities that expire in 2020.

3	Includes $459 million (US$336 million) of facilities that expire in 2021.

4	Committed credit facilities acquired in conjunction with the Merger Transaction (Note 8).

Enbridge terminated a US$650 million credit facility, which was scheduled to mature in 2019, and repaid drawn amounts. In addition, an unutilized Enbridge US$100 million credit facility expired.

Enbridge (U.S.) Inc. terminated an unutilized US$950 million credit facility, which was scheduled to mature in 2019. In addition, Enbridge (U.S.) Inc. terminated a US$500 million credit facility, which was scheduled to mature in 2019, and repaid drawn amounts.

An unutilized EEP US$625 million credit facility matured on December 31, 2018.

Enbridge Income Fund substantially terminated its $1,500 million credit facility, which was scheduled to mature in 2020, and repaid drawn amounts.

Westcoast Energy Inc. terminated an unutilized $400 million credit facility, which was scheduled to mature in 2021. The facility was acquired in conjunction with the Merger Transaction.

On February 7, 2019 and February 8, 2019, we terminated certain Canadian and United States dollar credit facilities, including facilities held by Enbridge, Union Gas, EEP and SEP. We also increased existing facilities or obtained new facilities to replace the terminated ones under Enbridge, Enbridge (U.S.) Inc. and EGI. As a result, our total credit facility availability increased by approximately $390 million Canadian dollar equivalent, when translated using the year end December 31, 2018 spot rate.

In addition to the committed credit facilities noted above, we have $807 million of uncommitted demand credit facilities, of which $548 million were unutilized as at December 31, 2018. As at December 31, 2017, we had $792 million of uncommitted credit facilities, of which $518 million were unutilized.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and we have the option to extend such facilities, which are currently set to mature from 2020 to 2023.

As at December 31, 2018 and 2017, commercial paper and credit facility draws, net of short-term borrowings and non-revolving credit facilities that mature within one year of $7,967 million and $10,055 million, respectively, are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.

LONG-TERM DEBT ISSUANCES
The following are long-term debt issuances made during 2018 and 2017, excluding the debt exchange discussed below:

Company	Issue Date		Principal Amount
(millions of Canadian dollars unless otherwise stated)
Enbridge Inc.
	March 2018	Fixed-to-floating rate subordinated notes due March 2078[1]	US$850
	April 2018	Fixed-to-floating rate subordinated notes due April 2078[2]	$750
	April 2018	Fixed-to-floating rate subordinated notes due April 2078[3]	US$600
	May 2017	Floating rate notes due May 2019[4]	$750
	June 2017	3.19% medium-term notes due December 2022	$450
	June 2017	3.20% medium-term notes due June 2027	$450
	June 2017	4.57% medium-term notes due March 2044	$300
	June 2017	Floating rate notes due June 2020[5]	US$500
	July 2017	2.90% senior notes due July 2022	US$700
	July 2017	3.70% senior notes due July 2027	US$700
	July 2017	Fixed-to-floating rate subordinated notes due July 2077[6]	US$1,000
	September 2017	Fixed-to-floating rate subordinated notes due September 2077[7]	$1,000
	October 2017	Fixed-to-floating rate subordinated notes due September 2077[7]	$650
	October 2017	Floating rate notes due January 2020[8]	US$700
Enbridge Gas Distribution Inc.
	November 2017	3.51% medium-term notes due November 2047	$300
Spectra Energy Partners, LP
	January 2018	3.50% senior notes due January 2028[9]	US$400
	January 2018	4.15% senior notes due January 2048[9]	US$400
	June 2017	Floating rate notes due June 2020[10]	US$400
Union Gas Limited
	November 2017	2.88% medium-term notes due November 2027	$250
	November 2017	3.59% medium-term notes due November 2047	$250

1
Notes mature in 60 years and are callable on or after year 10. For the initial 10 years, the notes carry a fixed interest rate of 6.25%. Subsequently, the interest rate will be set to equal the three-month LIBOR plus a margin of 364 basis points from years 10 to 30, and a margin of 439 basis points from years 30 to 60.

2
Notes mature in 60 years and are callable on or after year 10. For the initial 10 years, the notes carry a fixed interest rate of 6.625%. Subsequently, the interest rate will be set to equal the Canadian Dollar Offered Rate plus a margin of 432 basis points from years 10 to 30, and a margin of 507 basis points from years 30 to 60.

3
Notes mature in 60 years and are callable on or after year five. For the initial five years, the notes carry a fixed interest rate of 6.375%. Subsequently, the interest rate will be set to equal the three-month LIBOR plus a margin of 359 basis points from years five to 10, a margin of 384 basis points from years 10 to 25, and a margin of 459 basis points from years 25 to 60.

4	Carries an interest rate equal to the three-month Bankers' Acceptance Rate plus 59 basis points.

5	Carries an interest rate equal to the three-month LIBOR plus 70 basis points.

6
Matures in 60 years and are callable on or after year 10. For the initial 10 years, the notes carry a fixed interest rate of 5.5%. Subsequently, the interest rate will be set to equal the three-month LIBOR plus a margin of 342 basis points from year 10 to 30, and a margin of 417 basis points from year 30 to 60.

7
Matures in 60 years and are callable on or after year 10. For the initial 10 years, the notes carry a fixed interest rate of 5.4%. Subsequently, the interest rate will be set to equal the three-month Bankers' Acceptance Rate plus a margin of 325 basis points from year 10 to 30, and a margin of 400 basis points from year 30 to 60.

8	Carries an interest rate equal to the three-month LIBOR plus 40 basis points.

9	Issued through Texas Eastern Transmission, L.P. (Texas Eastern), a wholly-owned operating subsidiary of SEP.

10	Carries an interest rate equal to the three-month LIBOR plus 70 basis points.

LONG-TERM DEBT REPAYMENTS
The following are long-term debt repayments during 2018 and 2017, excluding the debt exchange discussed below:

Company	Retirement/Repayment Date		Principal Amount	Cash Consideration[1]
(millions of Canadian dollars unless otherwise stated)
Enbridge Inc.
	March 2017	Floating rate notes	$500

April 2017	5.60% medium-term notes	US$400
June 2017	Floating rate notes	US$500
Enbridge Energy Partners, L.P.
April 2018	6.50% senior notes	US$400
October 2018	7.00% senior notes	US$100
Enbridge Gas Distribution Inc.
April 2017	1.85% medium-term notes	$300
December 2017	5.16% medium-term notes	$200
Enbridge Income Fund
December 2018	4.00% medium-term notes	$125
June 2017	5.00% medium-term notes	$100
December 2017	2.92% medium-term notes	$225
Enbridge Pipelines (Southern Lights) L.L.C.
June and December 2018	3.98% medium-term notes due June 2040	US$43
June and December 2017	3.98% medium-term note due June 2040	US$37
Enbridge Pipelines Inc.
November 2018	6.62% medium-term notes	$170
November 2018	6.62% medium-term notes	$130
Enbridge Southern Lights LP
January, July and December 2018	4.01% medium-term notes due June 2040	$27
June 2017	4.01% medium-term notes due June 2040	$7
Midcoast Energy Partners, L.P.
Redemption
July 2018[2]	3.56% senior notes due September 2019	US$75	US$76
July 2018[2]	4.04% senior notes due September 2021	US$175	US$182
July 2018[2]	4.42% senior notes due September 2024	US$150	US$161
Spectra Energy Capital, LLC
Repurchase via Tender Offer
March 2018[2]	6.75% senior unsecured notes due 2032	US$64	US$80
March 2018[2]	7.50% senior unsecured notes due 2038	US$43	US$59
July 2017[3]	Senior notes carrying interest ranging from 3.3% to 7.5% due 2018 to 2038	US$761	US$857
Redemption
March 2018[2]	5.65% senior unsecured notes due 2020	US$163	US$172
March 2018[2]	3.30% senior unsecured notes due 2023	US$498	US$508
July and September 2017[3]	8.00% senior notes due 2019	US$500	US$581
Repayment
April 2018	6.20% senior notes	US$272
July 2018	6.75% senior notes	US$118
Spectra Energy Partners, LP
September 2018	2.95% senior notes	US$500
September 2017	6.00% senior notes	US$400
June and December 2017	7.39% subordinated secured notes	US$12
Union Gas Limited
April 2018	5.35% medium-term notes	$200
August 2018	8.75% debentures	$125
October 2018	8.65% senior debentures	$75
November 2017	9.70% debentures	$125
Westcoast Energy Inc.
May and November 2018	6.90% senior secured notes due 2019	$26
May and November 2018	4.34% senior secured notes due 2019	$9
September 2018	8.50% debenture	$150
May and November 2017	6.90% senior secured notes due 2019	$26
May and November 2017	4.34% senior secured notes due 2019	$24

1	Cash consideration disclosed for repayments where the cash paid differs from the principal amount.

2
The loss on debt extinguishment of $64 million (US$50 million), net of the fair value adjustment recorded upon completion of the Merger Transaction, was reported within Interest expense in the Consolidated Statements of Earnings.

3
The loss on debt extinguishment of $50 million (US$38 million), net of the fair value adjustment recorded upon completion of the Merger Transaction, was reported within Interest expense in the Consolidated Statements of Earnings.

DEBT EXCHANGE
On December 21, 2018, Enbridge and the Fund completed a transaction to exchange certain series of the Legacy Fund Notes for an equal principal amount of newly issued medium term notes of Enbridge (Enbridge Notes), having financial terms that are the same as the financial terms of the Fund Notes.

The following Enbridge Notes were issued in exchange for the previously held Fund Notes:

•	Enbridge 4.10% medium-term notes, due February 22, 2019 issued in exchange for Fund 4.10% medium-term notes, due February 22, 2019 with a principal amount of $300 million;

•	Enbridge 4.85% medium-term notes, due November 12, 2020 issued in exchange for Fund 4.85% medium-term notes, due November 12, 2020 with a principal amount of $100 million;

•	Enbridge 4.85% medium-term notes, due February 22, 2022 issued in exchange for Fund 4.85% medium-term notes, due February 22, 2022 with a principal amount of $200 million;

•	Enbridge 3.94% medium-term notes, due January 13, 2023 issued in exchange for Fund 3.94% medium-term notes, due January 13, 2023 with a principal amount of $275 million;

•	Enbridge 3.95% medium-term notes, due November 19, 2024 issued in exchange for Fund 3.95% medium-term notes, due November 19, 2024 with a principal amount of $500 million; and

•	Enbridge 4.87% medium-term notes, due November 21, 2044 issued in exchange for Fund 4.87% medium-term notes, due November 21, 2044 with a principal amount of $250 million.

DEBT COVENANTS
Our credit facility agreements and term debt indentures include standard events of default and covenant provisions whereby accelerated repayment and/or termination of the agreements may result if we were to default on payment or violate certain covenants. As at December 31, 2018, we were in compliance with all debt covenants.

INTEREST EXPENSE

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Debentures and term notes	3,011	3,011	1,714
Commercial paper and credit facility draws	171	206	197
Amortization of fair value adjustment - Spectra Energy acquisition	(131)	(270)	—
Capitalized	(348)	(391)	(321)
	2,703	2,556	1,590